March 20, 2015 VIA EDGAR SYSTEM	ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	CG Core Balanced Fund – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of CG Funds Trust, a Delaware statutory trust (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary notice of special meeting, proxy statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the Company (the “Special Meeting”).

The only substantive matter to be considered at the Special Meeting is the approval of a new investment advisory agreement for the Company’s series, the CG Core Balanced Fund.

If you have any questions or comments regarding this filing, please call Alia Vasquez, of U.S. Bancorp Fund Services, LLC at (414) 756-6620.

Very truly yours,

Peter D. Fetzer

BOSTON	LOS ANGELES	SACRAMENTO	TALLAHASSEE
BRUSSELS	MADISON	SAN DIEGO	TAMPA
CHICAGO	MILWAUKEE	SAN DIEGO/DEL MAR	TOKYO
DETROIT	NEW YORK	SAN FRANCISCO	WASHINGTON, D.C.
JACKSONVILLE	ORLANDO	SILICON VALLEY